Expense Example - SFT Core Bond Fund	May 01, 2021 USD ($)
Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906